UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Aggressive
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2005

AAG-QTLY-0405

1.797931.101

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 0.1%
Gentex Corp.	800	$ 27,128
Hotels, Restaurants & Leisure - 4.4%
Brinker International, Inc. (a)	4,180	158,255
Carnival Corp. unit	1,500	81,570
Harrah's Entertainment, Inc.	1,260	82,643
Hilton Hotels Corp.	7,100	149,526
Mandalay Resort Group	800	56,696
Marriott International, Inc. Class A	2,190	140,379
Outback Steakhouse, Inc.	1,900	85,329
Penn National Gaming, Inc. (a)	1,900	114,684
Starbucks Corp. (a)	2,220	115,018
Station Casinos, Inc.	2,300	140,162
Sunterra Corp. (a)	1,500	24,585
The Cheesecake Factory, Inc. (a)	2,220	75,547
Wendy's International, Inc.	2,700	102,195
Yum! Brands, Inc.	8,280	403,898
		1,730,487
Household Durables - 2.2%
Black & Decker Corp.	2,110	174,961
Fortune Brands, Inc.	3,800	307,800
Garmin Ltd.	1,700	87,125
Harman International Industries, Inc.	2,020	226,583
Mohawk Industries, Inc. (a)	880	78,971
		875,440
Internet & Catalog Retail - 0.5%
eBay, Inc. (a)	4,600	197,064
eDiets.com, Inc. (a)	400	1,240
		198,304
Leisure Equipment & Products - 0.3%
Brunswick Corp.	800	37,312
Polaris Industries, Inc.	1,000	69,790
		107,102
Media - 2.1%
Cablevision Systems Corp. - NY Group Class A (a)	1,400	43,484
E.W. Scripps Co. Class A	4,400	203,104
Getty Images, Inc. (a)	1,780	126,985
Lamar Advertising Co. Class A (a)	1,110	43,612
NTL, Inc. (a)	1,582	102,656
Pixar (a)	1,470	131,462
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	200	$ 2,780
Radio One, Inc. Class D (non-vtg.) (a)	1,000	13,670
XM Satellite Radio Holdings, Inc. Class A (a)	4,200	138,432
		806,185
Multiline Retail - 1.0%
Dollar General Corp.	2,500	53,075
Dollar Tree Stores, Inc. (a)	3,560	95,942
Family Dollar Stores, Inc.	3,050	100,406
Nordstrom, Inc.	2,500	134,400
		383,823
Specialty Retail - 3.9%
Abercrombie & Fitch Co. Class A	2,300	123,510
AutoZone, Inc. (a)	890	86,241
Bed Bath & Beyond, Inc. (a)	3,400	127,568
Chico's FAS, Inc. (a)	9,840	289,788
Foot Locker, Inc.	1,000	27,300
Hot Topic, Inc. (a)	4,155	88,751
Kirkland's, Inc. (a)	1,200	12,768
PETsMART, Inc.	6,960	212,280
Pier 1 Imports, Inc.	500	9,125
Ross Stores, Inc.	10,980	307,440
Weight Watchers International, Inc. (a)	3,110	133,730
Williams-Sonoma, Inc. (a)	2,470	85,684
		1,504,185
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc. (a)	5,880	326,516
TOTAL CONSUMER DISCRETIONARY		5,959,170
CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 0.4%
Whole Foods Market, Inc.	1,410	144,976
Food Products - 1.2%
Bunge Ltd.	600	32,826
Del Monte Foods Co. (a)	5,490	58,139
Hershey Foods Corp.	3,980	250,740
McCormick & Co., Inc. (non-vtg.)	2,100	79,779
Smithfield Foods, Inc. (a)	1,000	34,050
		455,534
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	3,200	$ 140,736
TOTAL CONSUMER STAPLES		741,246
ENERGY - 7.2%
Energy Equipment & Services - 5.0%
Baker Hughes, Inc.	11,200	529,536
BJ Services Co.	200	9,992
Cooper Cameron Corp. (a)	4,000	230,760
ENSCO International, Inc.	2,110	84,991
Halliburton Co.	900	39,573
Nabors Industries Ltd. (a)	1,260	72,324
Noble Corp.	2,170	123,842
Patterson-UTI Energy, Inc.	7,140	178,500
Smith International, Inc.	4,430	284,672
Weatherford International Ltd. (a)	6,430	383,292
		1,937,482
Oil & Gas - 2.2%
Ashland, Inc.	2,300	150,167
EOG Resources, Inc.	1,600	145,792
Pioneer Natural Resources Co.	5,670	239,104
Teekay Shipping Corp.	3,840	190,349
Valero Energy Corp.	400	28,496
XTO Energy, Inc.	2,400	109,248
		863,156
TOTAL ENERGY		2,800,638
FINANCIALS - 3.9%
Capital Markets - 2.4%
Ameritrade Holding Corp. (a)	7,880	83,764
Deutsche Bank AG (NY Shares)	500	43,950
E*TRADE Financial Corp. (a)	9,400	124,738
Eaton Vance Corp. (non-vtg.)	6,420	173,083
Federated Investors, Inc. Class B (non-vtg.)	1,980	58,489
Legg Mason, Inc.	3,080	248,371
SEI Investments Co.	2,100	77,616
T. Rowe Price Group, Inc.	1,450	89,016
Waddell & Reed Financial, Inc. Class A	2,900	60,320
		959,347
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 0.5%
North Fork Bancorp, Inc., New York	2,100	$ 60,501
Synovus Financial Corp.	3,940	107,010
UnionBanCal Corp.	300	18,570
		186,081
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp.	400	13,900
MGIC Investment Corp.	1,800	112,932
New York Community Bancorp, Inc.	5,073	93,140
Radian Group, Inc.	3,300	159,489
The PMI Group, Inc.	300	12,075
		391,536
TOTAL FINANCIALS		1,536,964
HEALTH CARE - 27.3%
Biotechnology - 11.2%
Amylin Pharmaceuticals, Inc. (a)	2,990	64,046
Biogen Idec, Inc. (a)	16,180	625,357
Celgene Corp. (a)	6,940	189,983
Cephalon, Inc. (a)	1,240	60,847
Charles River Laboratories International, Inc. (a)	1,720	79,292
DOV Pharmaceutical, Inc. (a)	7,600	114,152
Dyax Corp. (a)	1,800	9,360
Enzon Pharmaceuticals, Inc. (a)	1,100	11,825
Genentech, Inc. (a)	27,640	1,304,605
Genzyme Corp. - General Division (a)	2,900	162,661
ImClone Systems, Inc. (a)	6,270	277,510
Invitrogen Corp. (a)	1,000	69,960
Medarex, Inc. (a)	15,500	131,130
MedImmune, Inc. (a)	5,710	137,497
Millennium Pharmaceuticals, Inc. (a)	36,680	315,448
Neurocrine Biosciences, Inc. (a)	240	9,607
ONYX Pharmaceuticals, Inc. (a)	3,400	98,396
OSI Pharmaceuticals, Inc. (a)	2,040	111,445
Pharmion Corp. (a)	8,300	280,540
Protein Design Labs, Inc. (a)	19,570	293,159
		4,346,820
Health Care Equipment & Supplies - 6.0%
Advanced Medical Optics, Inc. (a)	2,000	75,900
Bausch & Lomb, Inc.	200	14,158
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Baxter International, Inc.	7,330	$ 261,388
Beckman Coulter, Inc.	1,900	133,855
Biomet, Inc.	19,630	828,779
C.R. Bard, Inc.	4,760	316,540
Cooper Companies, Inc.	600	49,410
Cytyc Corp. (a)	3,500	79,800
DENTSPLY International, Inc.	1,650	90,701
Edwards Lifesciences Corp. (a)	3,600	154,836
Inverness Medical Innovations, Inc. (a)	1,700	40,375
ResMed, Inc. (a)	2,800	165,060
Waters Corp. (a)	2,250	109,913
		2,320,715
Health Care Providers & Services - 6.0%
AmerisourceBergen Corp.	820	49,118
Andrx Corp. (a)	1,900	42,655
Cerner Corp. (a)	1,100	57,310
Covance, Inc. (a)	3,500	152,985
Coventry Health Care, Inc. (a)	1,960	123,676
DaVita, Inc. (a)	450	19,008
Health Management Associates, Inc. Class A	4,140	95,096
Henry Schein, Inc. (a)	1,500	108,510
Humana, Inc. (a)	1,400	46,578
Laboratory Corp. of America Holdings (a)	1,400	67,046
Lincare Holdings, Inc. (a)	8,200	332,756
McKesson Corp.	1,300	48,542
Medco Health Solutions, Inc. (a)	84	3,731
Omnicare, Inc.	700	24,143
PacifiCare Health Systems, Inc. (a)	600	38,088
Patterson Companies, Inc. (a)	1,800	89,316
Pharmaceutical Product Development, Inc. (a)	2,000	85,300
Quest Diagnostics, Inc.	1,100	109,340
Renal Care Group, Inc. (a)	2,100	82,740
Triad Hospitals, Inc. (a)	670	29,259
UnitedHealth Group, Inc.	1,840	167,734
WellChoice, Inc. (a)	900	46,485
WellPoint, Inc. (a)	4,300	524,858
		2,344,274
Pharmaceuticals - 4.1%
Barr Pharmaceuticals, Inc. (a)	1,927	91,995
Elan Corp. PLC sponsored ADR (a)	24,520	196,160
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Endo Pharmaceuticals Holdings, Inc. (a)	1,000	$ 22,530
Guilford Pharmaceuticals, Inc. (a)	9,400	42,582
Impax Laboratories, Inc. (a)	3,342	57,015
IVAX Corp. (a)	2,750	43,973
MGI Pharma, Inc. (a)	11,700	267,930
NitroMed, Inc. (a)	6,900	149,730
Sepracor, Inc. (a)	11,050	712,394
Watson Pharmaceuticals, Inc. (a)	950	30,153
		1,614,462
TOTAL HEALTH CARE		10,626,271
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.7%
EADS NV	5,180	162,835
EDO Corp.	2,800	89,040
Lockheed Martin Corp.	1,600	94,752
Precision Castparts Corp.	1,500	112,890
Rockwell Collins, Inc.	4,800	221,040
		680,557
Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	1,000	55,510
Ryder System, Inc.	100	4,246
		59,756
Airlines - 0.3%
Southwest Airlines Co.	9,000	124,650
Building Products - 0.9%
American Standard Companies, Inc.	7,190	329,302
Trex Co., Inc. (a)	600	27,306
		356,608
Commercial Services & Supplies - 2.2%
Career Education Corp. (a)	1,900	64,885
Cintas Corp.	3,198	140,008
Education Management Corp. (a)	1,838	53,890
Equifax, Inc.	2,330	70,809
H&R Block, Inc.	2,390	127,387
Herman Miller, Inc.	2,130	61,727
Monster Worldwide, Inc. (a)	1,462	42,179
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Pitney Bowes, Inc.	3,450	$ 158,217
Robert Half International, Inc.	4,130	120,472
		839,574
Construction & Engineering - 0.5%
Dycom Industries, Inc. (a)	2,400	64,680
Granite Construction, Inc.	2,200	58,542
Jacobs Engineering Group, Inc. (a)	1,300	72,774
		195,996
Electrical Equipment - 0.3%
AMETEK, Inc.	600	23,004
Rockwell Automation, Inc.	1,300	80,795
		103,799
Machinery - 0.8%
Astec Industries, Inc. (a)	2,300	42,665
Dover Corp.	2,400	92,808
ITT Industries, Inc.	1,960	172,382
SPX Corp.	500	22,260
		330,115
Marine - 0.0%
Alexander & Baldwin, Inc.	100	4,540
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	1,000	50,270
CSX Corp.	1,000	41,310
Laidlaw International, Inc. (a)	1,100	25,300
Norfolk Southern Corp.	2,900	104,081
Union Pacific Corp.	600	38,070
		259,031
Trading Companies & Distributors - 0.3%
Fastenal Co.	1,624	94,939
MSC Industrial Direct Co., Inc. Class A	600	19,410
		114,349
TOTAL INDUSTRIALS		3,068,975
INFORMATION TECHNOLOGY - 29.3%
Communications Equipment - 5.2%
Andrew Corp. (a)	2,100	25,410
AudioCodes Ltd. (a)	8,160	103,714
CIENA Corp. (a)	900	1,782
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Corning, Inc. (a)	4,270	$ 48,977
Finisar Corp. (a)	54,600	81,354
Juniper Networks, Inc. (a)	35,100	756,054
Nokia Corp. sponsored ADR	33,300	537,462
QUALCOMM, Inc.	11,920	430,431
Tellabs, Inc. (a)	3,954	28,034
		2,013,218
Computers & Peripherals - 2.5%
Apple Computer, Inc. (a)	10,000	448,600
Emulex Corp. (a)	8,000	135,200
Hutchinson Technology, Inc. (a)	500	16,330
Lexmark International, Inc. Class A (a)	3,320	266,032
Maxtor Corp. (a)	3,500	19,390
QLogic Corp. (a)	600	24,174
Seagate Technology	1,500	26,955
Western Digital Corp. (a)	4,100	46,166
		982,847
Electronic Equipment & Instruments - 0.8%
KEMET Corp. (a)	2,700	22,059
Molex, Inc.	100	2,513
Sanmina-SCI Corp. (a)	3,900	21,645
Solectron Corp. (a)	23,300	115,335
Symbol Technologies, Inc.	7,770	137,762
		299,314
Internet Software & Services - 1.0%
Interwoven, Inc. (a)	219	1,986
Lastminute.com PLC (a)	500	1,014
VeriSign, Inc. (a)	1,700	46,614
Vignette Corp. (a)	6,436	7,659
Yahoo!, Inc. (a)	10,880	351,098
		408,371
IT Services - 1.9%
Computer Sciences Corp. (a)	600	27,738
CSG Systems International, Inc. (a)	65	1,112
DST Systems, Inc. (a)	1,600	75,984
Fiserv, Inc. (a)	3,270	124,064
Infosys Technologies Ltd. sponsored ADR	4,420	337,025
Iron Mountain, Inc. (a)	1,605	43,415
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
SunGard Data Systems, Inc. (a)	3,310	$ 86,424
The BISYS Group, Inc. (a)	2,580	38,236
		733,998
Office Electronics - 1.2%
Xerox Corp. (a)	1,800	28,080
Zebra Technologies Corp. Class A (a)	9,300	463,791
		491,871
Semiconductors & Semiconductor Equipment - 12.4%
Advanced Micro Devices, Inc. (a)	13,000	226,850
Agere Systems, Inc.:
Class A (a)	20,030	32,849
Class B (a)	15,700	25,434
Altera Corp. (a)	11,200	232,288
Analog Devices, Inc.	900	33,048
Broadcom Corp. Class A (a)	7,900	254,775
Brooks Automation, Inc. (a)	4,300	77,873
Conexant Systems, Inc. (a)	17,650	31,770
Cree, Inc. (a)	1,100	25,872
Cypress Semiconductor Corp. (a)	3,000	42,240
DuPont Photomasks, Inc. (a)	100	2,634
Freescale Semiconductor, Inc. Class B (a)	2,314	44,383
Integrated Circuit Systems, Inc. (a)	6,700	135,206
Integrated Device Technology, Inc. (a)	6,990	87,445
Intel Corp.	12,800	306,944
Intersil Corp. Class A	9,400	158,484
KLA-Tencor Corp.	40	1,976
Lam Research Corp. (a)	5,180	162,859
Linear Technology Corp.	4,000	156,240
Maxim Integrated Products, Inc.	5,500	236,610
Microchip Technology, Inc.	24,870	682,930
National Semiconductor Corp.	8,100	161,595
Novellus Systems, Inc. (a)	4,100	121,094
NVIDIA Corp. (a)	34,734	1,006,939
Photronics, Inc. (a)	8,200	152,356
PMC-Sierra, Inc. (a)	27,030	268,949
Portalplayer, Inc.	3,100	71,362
Rambus, Inc. (a)	800	14,056
Silicon Laboratories, Inc. (a)	380	13,338
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	136	$ 1,240
Varian Semiconductor Equipment Associates, Inc. (a)	1,200	47,808
		4,817,447
Software - 4.3%
Adobe Systems, Inc.	6,120	377,910
BEA Systems, Inc. (a)	9,250	76,775
Citrix Systems, Inc. (a)	5,170	116,325
Cognos, Inc. (a)	700	30,061
Concord Communications, Inc. (a)	100	1,031
FileNET Corp. (a)	1,898	44,451
Jack Henry & Associates, Inc.	1,690	33,547
Macrovision Corp. (a)	700	16,975
Mercury Interactive Corp. (a)	6,600	302,808
Parametric Technology Corp. (a)	15,700	90,275
Siebel Systems, Inc. (a)	21,219	180,998
TIBCO Software, Inc. (a)	1,800	17,568
VERITAS Software Corp. (a)	15,600	377,832
		1,666,556
TOTAL INFORMATION TECHNOLOGY		11,413,622
MATERIALS - 3.7%
Chemicals - 1.3%
Dow Chemical Co.	1,800	99,270
Ferro Corp.	1,600	31,312
International Flavors & Fragrances, Inc.	1,200	49,548
Monsanto Co.	2,000	117,560
Potash Corp. of Saskatchewan	900	79,708
Praxair, Inc.	3,000	134,490
		511,888
Construction Materials - 0.1%
Vulcan Materials Co.	800	46,288
Containers & Packaging - 0.8%
Owens-Illinois, Inc. (a)	3,410	84,875
Pactiv Corp. (a)	2,000	45,220
Sealed Air Corp. (a)	3,370	176,150
		306,245
Metals & Mining - 1.5%
Freeport-McMoRan Copper & Gold, Inc. Class B	3,050	127,551
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Massey Energy Co.	3,200	$ 139,456
Metal Management, Inc.	2,451	72,623
Nucor Corp.	1,200	74,808
Phelps Dodge Corp.	1,600	170,320
		584,758
TOTAL MATERIALS		1,449,179
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.4%
Philippine Long Distance Telephone Co. sponsored ADR (a)	1,000	25,480
Sprint Corp.	5,300	125,504
		150,984
Wireless Telecommunication Services - 1.4%
Alamosa Holdings, Inc. (a)	12,300	156,702
America Movil SA de CV sponsored ADR	3,400	199,580
InPhonic, Inc.	3,500	80,710
NII Holdings, Inc. (a)	500	28,610
USA Mobility, Inc. (a)	1,700	66,708
		532,310
TOTAL TELECOMMUNICATION SERVICES		683,294
UTILITIES - 0.3%
Multi-Utilities & Unregulated Power - 0.3%
AES Corp. (a)	7,400	123,876
TOTAL COMMON STOCKS (Cost $34,774,030)		38,403,235
Money Market Funds - 1.6%
	Shares	Value
Fidelity Cash Central Fund, 2.51% (b)(c) (Cost $639,442)	639,442	$ 639,442
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $35,413,472)		39,042,677
NET OTHER ASSETS - (0.2)%		(95,209)
NET ASSETS - 100%		$ 38,947,468
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $35,473,420. Net unrealized appreciation aggregated $3,569,257, of which $6,637,742 related to appreciated investment securities and $3,068,485 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	April 20, 2005